Condensed Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	302,734,900	302,734,900
Common stock, shares outstanding	302,734,900	302,734,900